UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21496
                                                    ----------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios, LP
                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                         Date of fiscal year end: MAY 31
                                                 -------

                     Date of reporting period: MAY 31, 2006
                                              -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

--------------------------------------------------------------------------------
       MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND &
                                INCOME FUND
                      SEMI ANNUAL REPORT DATED MAY 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

        MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND &
                                INCOME FUND (MFD)
                                  MAY 31, 2006

Shareholder Letter .........................................................   1
Portfolio Commentary .......................................................   2
Portfolio of Investments ...................................................   5
Statement of Assets and Liabilities ........................................  10
Statement of Operations ....................................................  11
Statements of Changes in Net Assets ........................................  12
Statement of Cash Flows ....................................................  13
Financial Highlights .......................................................  14
Notes to Financial Statements ..............................................  15
Report of Independent Registered Public Accounting Firm ....................  19
Additional Information .....................................................  20
    Dividend Reinvestment Plan
    Proxy Voting Policies and Procedures
    Portfolio Holdings
    By-Law Amendments
    NYSE Certification Information
    Tax Information
    Advisory Agreement
Board of Trustees and Officers .............................................  24

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and/or Macquarie Fund Adviser, LLC ("MFA") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund's (the "Fund") actual results, performance or achievements to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or MFA and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the portfolio commentary by Jon Fitch, Portfolio Manager of MFA, one of the Fund's sub-advisors, you will obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows can help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen, personnel of the Advisor, MFA and Four Corners Capital Management, LLC, the Fund's other sub-advisor, are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS WITH OR OTHER LIABILITIES OF MACQUARIE BANK LIMITED ACN 008 583 542, OR ANY ENTITY IN THE MACQUARIE BANK GROUP, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE DELAYS IN REPAYMENT AND LOSS OF INCOME AND CAPITAL INVESTED. NONE OF MACQUARIE BANK LIMITED, MACQUARIE FUND ADVISER, LLC, FOUR CORNERS CAPITAL MANAGEMENT, LLC, AND ANY MEMBER COMPANY OF THE MACQUARIE BANK GROUP GUARANTEES ANY PARTICULAR RATE OF RETURN OR THE PERFORMANCE OF THE FUND, NOR DO THEY GUARANTEE THE REPAYMENT OF CAPITAL FROM THE FUND OR ANY TAX TREATMENT OF ANY DISTRIBUTION BY THE FUND.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

        MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND &
                                INCOME FUND (MFD)
                                  ANNUAL REPORT
                                  MAY 31, 2006

Dear Shareholder:

We are pleased to present you with this annual report of the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (the "Fund") (NYSE
Symbol: MFD). Over the one-year period ended May 31, 2006, the Fund posted solid returns to shareholders. Despite continued interest rate increases, the Fund achieved gains in both market price and net asset value and outperformed its benchmark index, the S&P U.S. Utilities Accumulation Index.

As you know, the Fund's investment objective is to seek a high level of current return consisting of dividends, interest and other similar income while attempting to preserve capital. The Fund is composed of two components. The "Core Component" consists primarily of equity and equity-like securities issued by infrastructure issuers and the "Senior Loan Component" is comprised of infrastructure senior secured floating-rate loans.

Macquarie Fund Adviser, LLC ("MFA"), a member of the Macquarie group of companies, continues to manage the Core Component of the Fund. Four Corners Capital Management, LLC ("Four Corners") continues to manage the Fund's assets within the Senior Loan Component of the portfolio. Both firms are leaders in their respective areas of portfolio management.

This report contains a portfolio commentary, including a recap of the Fund's performance results, a listing of the Fund's investments and other financial statements for the reporting period. I encourage you to read the portfolio commentary, which includes more details of the Fund's performance and the investment strategy.

We value our relationship with our shareholders and thank you for your continued confidence.

Sincerely,


/s/ James A. Bowen

James A. Bowen
President of the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund
July 14, 2006

JON FITCH
CHIEF EXECUTIVE OFFICER, MACQUARIE FUND ADVISER, LLC
CO-PORTFOLIO MANAGER, MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND (MFD)

Mr. Fitch has been active in the analysis of infrastructure and utilities stocks since 1997 and has over eighteen years' business experience encompassing business management, equity analysis, strategic consulting and banking.

Mr. Fitch is a co-portfolio manager and lead analyst for the "Core Component" of MFD, which consists primarily of equity securities and equity-like securities issued by infrastructure issuers. Mr. Fitch is also a portfolio manager for three additional Macquarie Infrastructure funds: another U.S. closed-end fund and two Australian open-end funds.

From 1997 to 2000, Mr. Fitch led the equity research coverage of the infrastructure and utilities sector in Australia for Macquarie Securities Limited ("MSL"), a wholly owned subsidiary of Macquarie Bank Limited ("MBL"). From 2001 to 2003, Mr. Fitch was located in Hong Kong, where he was responsible for establishing a Hong Kong based equity research team and research coverage for a number of Asian infrastructure and utility companies. Mr. Fitch returned to Australia in mid 2003 where he was responsible for coverage of Australian utilities and energy stocks for MSL. In February 2004, Mr. Fitch was named Chief Executive Officer, Macquarie Fund Adviser, LLC.

Mr. Fitch has a Bachelor of Commerce in Marketing from the University of NSW Sydney, a Masters of Business in Accounting and Finance from the University of Technology Sydney and a Graduate Diploma in Applied Finance and Investment from the Securities Institute of Australia. Mr. Fitch is also a Fellow of the Financial Services Institute of Australasia.

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

OVERVIEW:

The Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund ("MFD" or the "Fund") posted a market price total return of 11.5% for the twelve months ended May 31, 2006. The Fund's net asset value ("NAV") total return was 13.5% over the same period.

During the twelve-month period ended May 31, 2006, the Fund paid distributions from net investment income totaling $1.65 per share, representing a yield of 7.8% based on the Fund's market price and 6.9% based on the Fund's NAV, each as of May 31, 2006. In addition to the net investment income distributions paid during the twelve-month period, the Fund also paid annual capital gain distributions totaling $0.63 per share in December 2005.

The following commentary reviews MFD's overall investment strategy, performance and portfolio composition as of May 31, 2006.

INVESTMENT STRATEGY:

MFD's investment objective is to seek a high level of current return consisting of dividends, interest and other similar income while attempting to preserve capital. In pursuing this objective, MFD's investments will focus predominantly on securities of companies involved in the management, ownership and/or operation of infrastructure and utility assets.

Under normal market conditions, MFD will seek to invest more than 50% of the Fund's total assets outside of the U.S. These investments will focus on developed economies. First Trust Advisors L.P. ("First Trust" or the "Advisor"), Macquarie Fund Adviser LLC ("MFA") and Four Corners Capital Management, LLC ("Four Corners"), collectively the sub-advisors, believe that international diversity has two major benefits for investors. First, it gives investors exposure to the fundamentals of different economies, providing diversity against U.S. domiciled investments. Second, by investing in select developed economies, MFD should be able to provide investors with exposure to a much broader range of infrastructure/utility businesses.

The Fund is comprised of two components: The "Core Component," consisting primarily of equity and equity-like securities issued by infrastructure issuers, and the "Senior Loan Component," comprised of U.S. dollar denominated senior secured floating-rate loans of infrastructure issuers. The Core Component is funded by the issuance of equity, while the Senior Loan Component is funded by a revolving credit facility. This provides a unique leverage structure for the Fund, whereby the floating rate nature of the revolving credit facility has been matched to the floating rate nature of the senior secured loans. This is intended to protect the Fund against rising interest rates.

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                       PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE:

Despite the impact of ongoing interest rate concerns, MFD still managed to post solid returns to shareholders. For the twelve months ended May 31, 2006, MFD generated a market price total return of 11.5% and an NAV total return of 13.5%. These returns compare favorably to the 9.4% gain posted by the S&P U.S. Utilities Accumulation Index (in U.S. dollars).

Consistent with the overall strategy of the Fund, equity investments in the Core Component of MFD remained focused on the U.K., Australia and Canada. As such, the Fund gained an advantage from its exposure to U.K. water utilities and merger and acquisition activity within the U.K./European infrastructure space, and subsequently outperformed the S&P U.S. Utilities Accumulation Index. MFD did not, however, benefit directly from higher energy prices, which aided competitive utility-type businesses, given its limited exposure to these types of companies. The Fund continues to focus on non-competitive types of businesses for investment opportunities as MFA believes these operations provide better income predictability. With regard to the Fund's U.K. investments, MFD's water utility investments continued to benefit from improved operational performance and earnings which followed the finalization of the U.K. water regulatory review process in 2004. The share price performance for a number of water companies exceeded 10% (in local currency terms) during the period. This sector remains a focus for the Fund as it provides solid low-risk cash yields.

During the twelve-month period ended May 31, 2006, the Fund significantly increased its exposure in Australia from 6% to 17% through investments in tollroads (Transurban Group) and diversified infrastructure businesses (Babcock & Brown Infrastructure Group and initial public offerings of Spark Infrastructure Group and SP AusNet in December 2005). MFA believes these companies offer attractive investment qualities - strong strategic positions with sustainable and growing cash flow streams.

In Canada, investments within the Core Component of the portfolio represented a diverse mix of infrastructure assets, including diversified consumer services, contracted power generation and pipelines. Over the period, the strongest price performer was Pembina Pipeline (up 17%), which benefitted from developments in the Western Canadian Oil Sands Basin.

With respect to the U.S., MFD has shifted its focus away from utilities and towards pipeline infrastructure companies with high components of fee-based income (via Master Limited Partnerships). Over the period, the Fund decreased its weighting in the U.S. from 10% to 8%. Magellan Midstream Partners L.P. represented 2.2% of the portfolio, the Fund's largest U.S. position at May 31, 2006.

Overall currency movements had a positive influence on NAV during the twelve months ended May 31, 2006. Over this period, the U.S. dollar was down 12% against the Canadian dollar, down 4% against the Euro, down 3% against the British Pound, up 11% against the New Zealand dollar and up 1% against the Australian dollar. Additionally, the U.S. Dollar Index (an indicator of movements against a basket of non-U.S. currencies) was down about 4% over the period.

It should be noted that a negative movement in the U.S. dollar has a positive impact for MFD's NAV/yield (i.e., the value of the Fund's offshore holdings increases as foreign sourced income streams become more valuable in U.S. dollars). As of May 31, 2006, MFD's largest country weightings were in the U.K. (21%), Australia (17%) and Canada (15%).

SENIOR LOANS

The performance of the Senior Loan Component of the portfolio met expectations during the fiscal year ended May 31, 2006. The Senior Loan Component of the Fund is invested in U.S. dollar-denominated senior secured floating-rate corporate loans, primarily in the global utilities, infrastructure and related industries. In general, the senior loan market performed well during the year. The U.S. economy continued to perform well and default rates in the senior loan market remained at historically low levels.

The senior loan component is intended to help provide the Fund with a stable income stream from which to pay dividends. As floating rate debt instruments whose interest rates are set at a credit spread (the risk premium) over short-term interest rates, senior loans tend to benefit from rising interest rates, subject to approximately a 60 to 90 day lag, as their yields typically increase in similar proportion. Additionally, because of the short lag between when short-term rates increase and the interest rate on the loan resets, there is typically limited, if any, negative impact on loan prices from interest rate increases.

--------------------------------------------------------------------------------
                       PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION:

As of May 31, 2006, the Core Component represented 73.5% of the Fund's total investments and the Senior Loan Component 26.5%. With respect to the Core Component, the Fund had investments in 28 equity/equity-like securities as of May 31, 2006, providing both geographic and industry diversity. With respect to the Senior Loan Component, the Fund had invested in 48 senior secured loan facilities spread across a number of infrastructure-related industries. The portfolio components of the Fund as of May 31, 2006, are summarized in the charts below.

INDUSTRY DIVERSIFICATION+

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Water-Utilities                                                            21.2%
Electric-Utilities                                                         12.4%
Diversified Consumer Services                                               7.7%
Multi-Utilities                                                             2.8%
Gas-Pipelines                                                              14.9%
Power Generation                                                            4.3%
Gas-Utilities                                                               4.2%
Transportation Infrastructure                                               6.0%
Senior Floating Rate Interests                                             26.5%

COUNTRY DIVERSIFICATION+

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Australia                                                                  16.8%
Canada                                                                     14.5%
United Kingdom                                                             21.2%
Italy                                                                       6.0%
New Zealand                                                                 3.1%
Spain                                                                       4.0%
United States                                                               7.9%
Senior Secured Loans                                                       26.5%

      + Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

OUTLOOK

MFA continues to see interest rate uncertainties persisting over the near term. Nevertheless, MFA believes that while the Fund remains exposed to broader market concerns, investors can be reassured by the following aspects of the MFD portfolio:

      o DIVERSIFICATION - Investments within the MFD portfolio are spread across both a number of countries (thereby limiting interest rate exposure of the portfolio to any specific country) and various infrastructure businesses (offering exposure to companies operating with differing fundamentals).

      o SUSTAINABILITY - A significant part of the MFA investment process involves measuring the sustainability of a company's cash flows. This includes determining the impact of higher interest rates on underlying fundamentals.

Notwithstanding the near-term interest rate concerns, MFA continues to highlight the themes noted in the MFD Semi-Annual Report (for the six-months ended November 30, 2005). These themes, which continue to provide the Fund with an attractive investment environment, include industry consolidation and increased investment in gas and electricity transmission infrastructure in the U.S. Resulting from legislative changes; new energy infrastructure projects in North America; sector consolidation, regulatory reform, new asset privatizations and capital management initiatives in the U.K. and Europe; and further new listings in Australia and New Zealand.

MFA remains positive about the growth prospects for the infrastructure sector and is confident that MFD is well positioned to participate in this growth.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS
MAY 31, 2006

                                                                     MARKET
   SHARES                      DESCRIPTIONo                          VALUE
------------  ----------------------------------------------     --------------

COMMON STOCKS - 69.8%

     AUSTRALIA - 22.9%
     330,015  Australian Pipeline Trust ....................     $    1,013,656
   4,250,000  Babcock & Brown Infrastructure Group .........          4,956,607
  14,906,607  Envestra Ltd. ................................         12,465,922
   1,717,775  GasNet Australia Group........................          2,955,355
     588,148  Hastings Diversified Utilities Fund ..........          1,182,571
  10,924,022  SP AusNet ++..................................         10,214,566
  10,490,000  Spark Infrastructure Group....................          8,436,099
   1,650,000  Transurban Group..............................          8,320,875
                                                                 --------------
                                                                     49,545,651
                                                                 --------------
     ITALY - 8.1%
     750,000  Enel SPA......................................          6,686,093
   1,613,728  Snam Rete Gas SPA.............................          7,100,099
   1,400,000  Terna SPA.....................................          3,790,749
                                                                 --------------
                                                                     17,576,941
                                                                 --------------
     NEW ZEALAND - 4.3%
   7,000,000  Auckland International Airport Ltd. ..........          9,248,922
                                                                 --------------
     SPAIN - 5.5%
     100,000  Enagas SA.....................................          2,131,025
      60,000  Iberdrola SA..................................          1,925,396
     225,000  Red Electrica de Espana ++....................          7,789,393
                                                                 --------------
                                                                     11,845,814
                                                                 --------------
     UNITED KINGDOM - 29.0%
     700,000  AWG plc.......................................         14,321,856
     575,000  Kelda Group plc...............................          8,113,123
     395,329  Pennon Group plc..............................          9,386,232
     705,149  Severn Trent plc..............................         14,864,604
   1,282,999  United Utilities plc..........................         15,868,812
                                                                 --------------
                                                                     62,554,627
                                                                 --------------
              TOTAL COMMON STOCKS...........................        150,771,955
              (Cost $135,982,749)                                --------------

MASTER LIMITED PARTNERSHIPS - 10.9%

     UNITED STATES - 10.9%
     174,700  Amerigas Partners, L.P. ......................          5,066,300
     135,200  Enbridge Energy Partners, L.P. ...............          5,883,904
     125,000  Kinder Morgan Energy Partners, L.P. ..........          5,900,000
     190,000  Magellan Midstream Partners, L.P. ............          6,581,600
                                                                 --------------

              TOTAL MASTER LIMITED PARTNERSHIPS.............         23,431,804
              (Cost $22,868,333)                                 --------------


                       See Notes to Financial Statements.                 Page 5

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
MAY 31, 2006

                                                                     MARKET
   SHARES                      DESCRIPTIONo                          VALUE
------------  ----------------------------------------------     --------------

CANADIAN INCOME TRUSTS - 19.9%

   1,000,300  Northland Power Income Fund ..................     $   12,704,673
     850,300  Pembina Pipeline Income Fund..................         12,544,144
     691,800  The Consumer's Waterheater Income Fund........          8,918,348
     629,200  UE Waterheater Income Fund ...................          8,711,121
                                                                 --------------
              TOTAL CANADIAN INCOME TRUSTS .................         42,878,286
              (Cost $27,018,551)                                 --------------

                                                     BANK LOAN
 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE               DESCRIPTIONo                MOODY'S   S&P         COUPON        MATURITY*        VALUE
------------  ---------------------------------    --------------     -------------    ---------    --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - 36.2%

     COMMERCIAL SERVICES & SUPPLIES - 2.0%
              ENVIRONMENTAL & FACILITIES SERVICES - 2.0%
$  1,119,236  Duratek, Inc. ...................     B1       BB-       7.94%-8.19%     12/16/09          1,116,438
   1,636,364  Envirocare of Utah, LLC .........    NR(a)    NR(a)         7.85%         4/13/10          1,653,410
   1,500,000  EnviroSolutions Real Property
                 Holdings, Inc. ...............     B2       B-        8.39%-8.54%      7/07/12          1,512,188
                                                                                                    --------------
              TOTAL COMMERCIAL SERVICES & SUPPLIES                                                       4,282,036
                                                                                                    --------------

     DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
              INTEGRATED TELECOMMUNICATION SERVICES - 1.4%
   1,000,000  Iowa Telecommunications
                 Services, Inc. ...............     Ba3      BB-       6.40%-6.73%     11/23/11          1,002,708
   1,000,000  Madison River Capital, LLC ......     B1       B+           7.26%         7/30/12          1,004,375
     966,667  Valor Telecommunications
                 Enterprises, LLC .............     Ba3      BB-       6.73%-6.81%      2/14/12            967,185
                                                                                                    --------------
              TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                               2,974,268
                                                                                                    --------------

     ELECTRIC UTILITIES - 8.5%
              ELECTRIC UTILITIES - 8.5%
   1,000,000  Astoria Generating Company
                 Acquisitions, LLC (c).........     B3        B           8.69%         8/23/13          1,013,750
     329,066  Calpine Corp.,
                 (Debtor in Possession) (d)....    NR(a)    NR(a)         7.23%        12/20/07            332,219
     829,787  Calpine Corp.,
                 (Debtor in Possession) (c) (d)    NR(a)    NR(a)         8.98%        12/20/07            848,457
     709,545  Cogentrix Delaware
                 Holdings, Inc. ...............     Ba2      BB+          6.50%         4/14/12            710,579
   2,000,000  Coleto Creek WLE, L.P. (c) ......     B1       BB-          8.38%         6/30/12          2,001,250
   2,679,574  Covanta Energy Corp. ............     B1       B+        7.96%-8.08%      6/24/12          2,679,574
     920,820  Midwest Generation, LLC .........     Ba2      BB-       6.50%-6.86%      4/27/11            924,273
     997,500  Mirant North America, LLC .......     Ba3      BB-          6.83%         1/03/13            997,500
   3,000,000  NRG Energy, Inc. ................     Ba2      BB-          6.98%         2/01/13          3,010,782
     881,203  NSG Holdings II, LLC ............     B1       B+           7.98%        12/13/11            891,667
   2,000,000  Plum Point Energy
                 Associates, LLC ..............     B1        B        7.17%-8.34%      3/14/14          2,019,166
   1,892,963  Rocky Mountain Energy
                 Center, LLC ..................     B1        B        9.38%-9.48%      6/24/11          1,949,752


Page 6                 See Notes to Financial Statements.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
MAY 31, 2006

                                                     BANK LOAN
 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE               DESCRIPTIONo                MOODY'S   S&P         COUPON        MATURITY*        VALUE
------------  ---------------------------------    --------------     -------------    ---------    --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

     ELECTRIC UTILITIES - (CONTINUED)
              ELECTRIC UTILITIES - (CONTINUED)
$  1,000,000  Wolf Hollow I, L.P. (c)..........     B2        B           9.44%        12/22/12     $    1,017,500
                                                                                                    --------------
              TOTAL ELECTRIC UTILITIES                                                                  18,396,469
                                                                                                    --------------
     ENERGY EQUIPMENT & SERVICES - 0.9%
              OIL & GAS EQUIPMENT & SERVICES - 0.9%
   1,991,935  Targa Resources, Inc. ...........     Ba3      B+        7.23%-7.47%     10/31/12          2,003,140
                                                                                                    --------------
              TOTAL ENERGY EQUIPMENT & SERVICES                                                          2,003,140
                                                                                                    --------------

     HEALTH CARE PROVIDERS & SERVICES - 4.9%
              HEALTH CARE FACILITIES - 2.6%
   2,721,680  Lifepoint Hospitals, Inc. .......     Ba3      BB           6.91%         4/15/12          2,723,568
   2,970,000  Select Medical Corp..............     B1       BB-       6.84%-8.75%      2/24/12          2,952,263
                                                                                                    --------------
                                                                                                         5,675,831
                                                                                                    --------------
              HEALTH CARE SERVICES - 0.9%
   1,970,000  CHS/Community Health
                 Systems, Inc. ................     Ba3      BB-       6.85%-6.97%      8/19/11          1,980,260
                                                                                                    --------------
              MANAGED HEALTH CARE - 1.4%
   1,965,000  IASIS Healthcare Corp. ..........     B1       B+        7.23%-7.26%      6/22/11          1,984,241
     997,500  Vanguard Health Systems, Inc. ...     B2        B           6.95%         9/23/11          1,004,358
                                                                                                    --------------
                                                                                                         2,988,599
                                                                                                    --------------
              TOTAL HEALTH CARE PROVIDERS & SERVICES                                                    10,644,690
                                                                                                    --------------

     INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.9%
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.9%
   2,000,000  Dynergy Holdings, Inc. ..........     Ba3      BB-          6.97%         1/31/12          2,000,000
                                                                                                    --------------
              TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS                                         2,000,000
                                                                                                    --------------
     MEDIA - 7.4%
              BROADCASTING & CABLE TV - 6.9%
     982,500  Bragg Communications, Inc. ......    NR(a)     NR           7.23%         8/31/11            987,413
   4,000,000  Century Cable Holdings, LLC (e)       NR       NR          10.00%         6/30/09          3,880,832
   2,000,000  Cequel Communications, LLC ......     B1       B+           7.32%        12/05/13          1,988,214
   2,996,275  Charter Communications
                 Operating, LLC ...............     B2        B           7.76%         4/17/13          3,008,832
   2,000,000  CSC Holdings, Inc. ..............     Ba3      BB        6.67%-6.88%      3/29/13          1,998,270
   3,000,000  UPC Distribution Holding B.V. ...     B1        B           7.11%         4/28/13          3,006,963
                                                                                                    --------------
                                                                                                        14,870,524
                                                                                                    --------------
              PUBLISHING - 0.5%
     997,500  Quebecor Media Inc. .............     B1        B           7.07%         1/17/13          1,005,293
                                                                                                    --------------
              TOTAL MEDIA                                                                               15,875,817
                                                                                                    --------------

     MULTI-UTILITIES - 2.0%
              MULTI-UTILITIES - 2.0%
   2,124,509  KGEN, LLC (c)....................     B3       B-          13.98%         8/05/11          2,188,244
   2,000,000  Thermal North America, Inc. .....     Ba3      BB-          6.78%        10/12/13          2,002,500
                                                                                                    --------------
              TOTAL MULTI-UTILITIES                                                                      4,190,744
                                                                                                    --------------


                       See Notes to Financial Statements.                 Page 7

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
MAY 31, 2006

                                                     BANK LOAN
 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE               DESCRIPTIONo                MOODY'S   S&P         COUPON        MATURITY*        VALUE
------------  ---------------------------------    --------------     -------------    ---------    --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      OIL, GAS & CONSUMABLE FUELS - 7.5%
              INTEGRATED OIL & GAS - 0.5%
$  1,000,000  MarkWest Energy Partners, L.P....     B1       B+        7.32%-7.36%     12/29/10     $    1,000,000
                                                                                                    --------------
              OIL & GAS EXPLORATION & PRODUCTION - 3.1%
   1,870,718  Mainline, L.P. ..................     Ba3      BB-          7.31%        12/17/11          1,884,749
   1,834,406  Plains Resources Inc. ...........     Ba2      BB           6.69%         8/12/11          1,836,699
   1,515,964  SemCrude, L.P....................     Ba3       B        7.16%-7.33%      3/16/11          1,515,964
   1,500,000  Venoco, Inc. (c).................    Caa1      B-       10.13%-10.25%     3/30/11          1,506,563
                                                                                                    --------------
                                                                                                         6,743,975
                                                                                                    --------------
              OIL & GAS REFINING, MARKETING & TRANSPORTATION - 3.9%
     995,000  Cheniere LNG Holdings, LLC.......     NR       BB           7.73%         8/31/12          1,002,152
   1,995,000  Eagle Rock Gas Gathering &
                 Processing, Ltd. .............     NR       NR           7.49%        10/01/12          2,012,456
   2,506,890  El Paso Corp.....................     B3       B+           6.35%        11/23/09          2,518,728
     990,000  EPCO Holdings, Inc. .............     Ba3      B+        7.08%-7.22%      8/18/10            997,602
     990,000  LB Pacific, L.P..................     B1       B-        7.71%-7.73%      3/03/12          1,002,375
     997,500  Regency Gas Services, LLC........     B1       B+           7.23%         5/30/11            997,500
                                                                                                    --------------
                                                                                                         8,530,813
                                                                                                    --------------
              TOTAL OIL, GAS & CONSUMABLE FUELS                                                         16,274,788
                                                                                                    --------------
     ROAD & RAIL - 0.7%
              RAILROADS - 0.7%
   1,530,862  Railamerica Transportation Corp.      Ba3      BB           7.25%         9/29/11          1,546,171
                                                                                                    --------------
              TOTAL ROAD & RAIL                                                                          1,546,171
                                                                                                    --------------
              TOTAL SENIOR FLOATING RATE TERM LOAN INTERESTS..................................          78,188,123
              (Cost $77,936,897)                                                                    --------------

              TOTAL INVESTMENTS - 136.8%......................................................         295,270,168
              (Cost $263,806,530) (b)

              NET OTHER ASSETS AND LIABILITIES - 1.7%.........................................           3,590,767
              LOAN OUTSTANDING - (38.5)%......................................................         (83,000,000)
                                                                                                    --------------
              NET ASSETS - 100.0%.............................................................      $  215,860,935
                                                                                                    ==============

---------------------------------------------------

  o   All percentages shown in the Portfolio of Investments are based on net assets.
(a) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.
(b)   Aggregate cost for federal income tax purposes is $266,681,771.
(c)   This issue is secured by a second lien on the issuer's assets.
(d)   This borrower has filed for protection in federal bankruptcy court.
(e) This Senior Loan Interest was purchased subsequent to the borrower's filing for protection in federal bankruptcy court and has priority over other debt holders.
  + Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.
 ++   As of May 31, 2006, this security has not paid a distribution to the Fund.
 NR   Not rated.


Page 8                 See Notes to Financial Statements.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
MAY 31, 2006

  * Senior Loans generally are subject to mandatory and/or optional prepayment. Prepayment of Senior Loans may occur because of the mandatory prepayment conditions and because there may be significant economic incentives for a borrower to optionally prepay. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown. Senior Loans generally have maturities that range from five to eight years; however, the Fund estimates that refinancing and prepayments result in an average maturity of the Senior Loans held in its portfolio to be approximately 18-30 months.
 ** Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks, or (iii) the certificate of deposit rate.


                       See Notes to Financial Statements.                 Page 9

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2006

ASSETS:
Investments, at value
   (Cost $263,806,530) .......................................................................       $ 295,270,168
Cash .........................................................................................           1,339,257
Foreign currency (Cost $30,029) ..............................................................              30,202
Prepaid expenses .............................................................................              22,113
Receivables:
    Investment securities sold ...............................................................           3,083,518
    Dividends ................................................................................           1,756,560
    Interest .................................................................................             678,544
                                                                                                     -------------
   Total Assets ..............................................................................         302,180,362
                                                                                                     -------------
LIABILITIES:
Payables:
    Outstanding loan .........................................................................          83,000,000
    Investment securities purchased ..........................................................           2,000,000
    Investment advisory fees .................................................................             754,109
    Interest and fees due on loan ............................................................             399,254
    Audit and legal fees .....................................................................              66,213
    Printing fees ............................................................................              37,863
    Custodian fees ...........................................................................              28,370
    Administrative fees ......................................................................              23,678
Accrued expenses and other liabilities .......................................................               9,940
                                                                                                     -------------
    Total Liabilities ........................................................................          86,319,427
                                                                                                     -------------
NET ASSETS ...................................................................................       $ 215,860,935
                                                                                                     =============
NET ASSETS CONSIST OF:
Accumulated net investment loss ..............................................................       $  (1,162,035)
Accumulated net realized gain on investments sold, foreign currencies and net other assets ...          14,438,487
Net unrealized appreciation of investments, foreign currencies and net other assets ..........          31,492,428
Par value ....................................................................................              89,802
Paid-in capital ..............................................................................         171,002,253
                                                                                                     -------------
    Net Assets ...............................................................................       $ 215,860,935
                                                                                                     =============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) .........................       $       24.04
                                                                                                     =============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)...           8,980,236
                                                                                                     =============


Page 10                See Notes to Financial Statements.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2006

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $1,052,476) .....................................       $  16,213,502
Interest .....................................................................................           5,897,270
Other ........................................................................................              17,999
                                                                                                     -------------
   Total investment income ...................................................................          22,128,771
                                                                                                     -------------
EXPENSES:
Interest and fees on outstanding loan payable ................................................           3,856,330
Investment advisory fees .....................................................................           2,955,143
Administration fees ..........................................................................             276,411
Custodian fees ...............................................................................             120,584
Audit and legal fees .........................................................................             114,641
Printing fees ................................................................................              67,474
Trustees' fees and expenses ..................................................................              39,657
Other ........................................................................................             270,386
                                                                                                     -------------
   Total expenses ............................................................................           7,700,626
                                                                                                     -------------
NET INVESTMENT INCOME ........................................................................          14,428,145
                                                                                                     -------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
  Securities transactions ....................................................................          17,779,424
  Foreign currencies and net other assets ....................................................             (22,599)
                                                                                                     -------------
Net realized gain on investments during the year .............................................          17,756,825
                                                                                                     -------------
Net change in unrealized appreciation/(depreciation) of:
  Investments ................................................................................          (6,266,374)
  Foreign currencies and net other assets ....................................................              29,648
                                                                                                     -------------
Net change in unrealized depreciation of investments during the year .........................          (6,236,726)
                                                                                                     -------------
Net realized and unrealized gain on investments ..............................................          11,520,099
                                                                                                     -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................................       $  25,948,244
                                                                                                     =============


                       See Notes to Financial Statements.                Page 11

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     YEAR                YEAR
                                                                                    ENDED                ENDED
                                                                                  5/31/2006            5/31/2005
                                                                                 -------------       -------------
OPERATIONS:
Net investment income ......................................................     $  14,428,145       $  11,078,633
Net realized gain on investments during the year ...........................        17,756,825           4,673,822
Net change in unrealized appreciation/(depreciation) of investments
   during the year .........................................................        (6,236,726)         37,012,678
                                                                                 -------------       -------------
Net increase in net assets resulting from operations .......................        25,948,244          52,765,133

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ......................................................       (14,817,389)        (15,176,599)
Dividends paid from net realized gains .....................................        (5,657,549)                 --
                                                                                 -------------       -------------
Total distributions to shareholders ........................................       (20,474,938)        (15,176,599)
                                                                                 -------------       -------------
Net increase in net assets .................................................         5,473,306          37,588,534

NET ASSETS:
Beginning of year ..........................................................       210,387,629         172,799,095
                                                                                 -------------       -------------
End of year ................................................................     $ 215,860,935       $ 210,387,629
                                                                                 =============       =============
Accumulated net investment loss at end of year .............................     $  (1,162,035)      $  (1,789,965)
                                                                                 =============       =============


Page 12                See Notes to Financial Statements.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MAY 31, 2006

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations .............................   $ 25,948,244
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
   Changes in assets and liabilities:
   Increase in investments, at value* ............................................     (9,530,939)
   Increase in dividends receivable ..............................................       (965,743)
   Increase in interest receivable ...............................................       (137,086)
   Increase in prepaid expenses ..................................................         (3,501)
   Increase in receivable for investment securities sold .........................     (2,082,268)
   Decrease in payable for investment securities purchased .......................     (1,072,961)
   Increase in interest and fees due on loan .....................................        149,473
   Increase in investment advisory fees payable ..................................         39,168
   Increase in audit and legal fees payable ......................................          1,821
   Increase in administrative fees payable .......................................            899
   Increase in custodian fees payable ............................................         18,984
   Decrease in Trustees' fees and expenses payable ...............................         (9,463)
   Decrease in accrued expenses and other liabilities ............................         (5,073)
                                                                                     ------------
CASH PROVIDED BY OPERATING ACTIVITIES ............................................                    $ 12,351,555

CASH FLOWS FROM FINANCING ACTIVITIES:
   Distributions to shareholders from net investment income and net realized gains    (20,474,938)
   Issuances of loan .............................................................     16,000,000
   Prepayments of loan ...........................................................     (8,000,000)
                                                                                     ------------
CASH USED BY FINANCING ACTIVITIES ................................................                     (12,474,938)
                                                                                                      ------------
Decrease in cash** ...............................................................                        (123,383)
Cash and foreign currency at beginning of year ...................................                       1,492,842
                                                                                                      ------------
CASH AND FOREIGN CURRENCY AT END OF YEAR .........................................                    $  1,369,459
                                                                                                      ============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
   Cash paid during the year for interest ........................................                    $  3,706,857

----------------------------------------------------------
* Includes net change in unrealized appreciation/(depreciation) on investments of $6,266,374.
** Includes net change in unrealized appreciation/(depreciation) of foreign currency of $173.


                       See Notes to Financial Statements.                Page 13

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                       YEAR            YEAR           PERIOD
                                                                                       ENDED           ENDED           ENDED
                                                                                     5/31/2006       5/31/2005      5/31/2004*
                                                                                     (AUDITED)       (AUDITED)       (AUDITED)
                                                                                    -----------     -----------     -----------
Net asset value, beginning of period ............................................   $     23.43     $     19.24     $     19.10
                                                                                    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...........................................................          1.61            1.23            0.11
Net realized and unrealized gain/(loss) on investments ..........................          1.28            4.65            0.07
                                                                                    -----------     -----------     -----------
Total from investment operations ................................................          2.89            5.88            0.18
                                                                                    -----------     -----------     -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
  Dividends paid from net investment income .....................................         (1.65)          (1.69)             --
  Dividends paid from net realized gains ........................................         (0.63)             --              --
                                                                                    -----------     -----------     -----------
Total from distributions ........................................................         (2.28)          (1.69)             --
                                                                                    -----------     -----------     -----------
Common shares offering costs charged to paid-in capital .........................            --              --           (0.04)
                                                                                    -----------     -----------     -----------
Net asset value, end of period ..................................................   $     24.04     $     23.43     $     19.24
                                                                                    ===========     ===========     ===========
Market value, end of period .....................................................   $     21.04     $     20.87     $     17.70
                                                                                    ===========     ===========     ===========
TOTAL RETURN BASED ON NET ASSET VALUE (A)+ ......................................         13.50%          32.15%           0.73%
                                                                                    ===========     ===========     ===========
TOTAL RETURN BASED ON MARKET VALUE (B)+ .........................................         11.52%          27.96%         (11.50)%
                                                                                    ===========     ===========     ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ............................................   $   215,861     $   210,388     $   172,799
Ratio of total expenses to average net assets excluding interest expense and fees          1.79%           1.78%           1.47%**
Ratio of total expenses to average net assets ...................................          3.59%           2.78%            N/A
Ratio of net investment income to average net assets ............................          6.73%           5.65%           3.14%**
Portfolio turnover rate .........................................................            60%             43%              0%

DEBT:
Loan outstanding (in 000's) .....................................................   $    83,000     $    75,000             N/A
Asset coverage per $1,000 of indebtedness (c) ...................................   $     3,601     $     3,805             N/A

---------------------------------------------------------

*     The Fund commenced operations on March 16, 2004.
**    Annualized.
(a) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load.
(b) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share market price per share, all based on Common Share market price per share.
(c) Calculated by subtracting the Fund's total liabilities (not including the loan outstanding) from the Fund's total assets, and dividing by the outstanding loan balance.
+     Total return is not annualized for periods less than one year.
N/A   Not applicable.


Page 14                See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                  MAY 31, 2006

                               1. FUND DESCRIPTION

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on January 21, 2004 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol MFD on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current return consisting of dividends, interest and other similar income while attempting to preserve capital. In pursuit of this objective, the Fund seeks to manage its investments and expenses so that a significant portion of its distributions to the Fund's Common Shareholders will qualify as tax-advantaged dividends, subject to the continued availability of favorable tax treatment for such qualifying dividends. The Fund seeks to achieve its investment objective by investing in a non-diversified portfolio of equity, debt, preferred or convertible securities and other instruments (for instance, other instruments could include Canadian income trusts and Australian stapled securities) issued by U.S. and non-U.S. issuers ("Infrastructure Issuers") that have as their primary focus (in terms of income and/or assets) the management, ownership and/or operation of infrastructure and utilities assets ("Infrastructure Assets") in a select group of countries.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is computed based upon the value of the Fund's portfolio and other assets. The NAV is determined as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

The Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                  MAY 31, 2006

securities. Typically, Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. REPURCHASE AGREEMENTS:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Market premiums and discounts are amortized over the expected life of each respective borrowing.

Distributions received from the Fund's investments in MLPs generally are comprised of return of capital from the MLP to the extent of the cost basis of such MLP investments. Cumulative distributions received in excess of the Fund's cost basis in a MLP generally are recorded as dividend income.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the Custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

D. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded loan commitments of approximately $840,426 as of May 31, 2006. The Fund is obligated to fund these loan commitments at the borrower's discretion. Net unrealized depreciation of $7,879 from these commitments is included in "Accrued expenses and other liabilities" on the Statement of Assets and Liabilities.

E. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation/(depreciation) of foreign currencies and net other assets" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
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  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                  MAY 31, 2006

and subsequent sale trade date is included in "Net realized gain/(loss) on foreign currencies and net other assets" on the Statement of Operations. Unrealized appreciation of $28,617 from dividends receivable in foreign currencies are included in "Dividends receivable" on the Statement of Assets and Liabilities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Fund are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of any net capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. Permanent differences incurred during the tax year ended November 30, 2005, resulting in book and tax accounting differences, have been reclassified at period end to reflect an increase in undistributed net investment loss by $1,017,174, and a decrease in accumulated net realized gain on investments sold by $1,017,174. Net assets were not affected by this reclassification.

The tax character of distributions paid during the fiscal years ended November 30, 2005 and May 31, 2005 is as follows:

                                                       NOVEMBER 30, 2005         MAY 31, 2005
                                                       -----------------         ------------
Distributions paid from:
Ordinary Income................................        $     5,926,956           $ 15,176,599

As of November 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income..................        $    10,291,879
Undistributed Long-Term Capital Gains..........              2,824,081
Net Unrealized Appreciation....................             29,144,674

As of May 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income..................        $     4,731,226
Net Unrealized Appreciation....................             34,607,801

G. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

Certain losses were incurred after October 31 within the Fund's fiscal year. For tax purposes, these losses are considered to be realized on the first business day of the Fund's following fiscal year. For the fiscal year ended November 30, 2005, the Fund incurred and elected to defer $8,209 in currency losses.

H. EXPENSES:

The Fund will pay all expenses directly related to its operations.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a quarterly fee calculated at

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  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                  MAY 31, 2006

an annual rate of 0.40% of the Fund's Total Assets up to and including $250 million and 0.35% of the Fund's Total Assets over $250 million. Total Assets are generally defined as average daily total assets (including any principal amount of any borrowings) minus the Fund's accrued liabilities (excluding the principal amount of any borrowings incurred).

Macquarie Fund Adviser, LLC ("MFA") (formerly called Macquarie Infrastructure Fund Advisor, LLC) and Four Corners Capital Management, LLC ("Four Corners") serve as the Fund's sub-advisors and manage the Fund's portfolio subject to First Trust's supervision. MFA manages the Core Component and, for its portfolio management services, MFA is entitled to a quarterly fee calculated at an annual rate of 0.60% for that portion of the Fund's Total Assets allocated to MFA. If the Fund's Total Assets are greater than $250 million, MFA receives an annual portfolio management fee of 0.65% for that portion of the Fund's Total Assets over $250 million. In addition, to the extent that MFA invests a portion of the Core Component in unlisted securities ("Core Unlisted Instruments"), MFA is entitled to receive a supplemental fee of 0.60% of that portion of the Fund's Total Assets invested in Core Unlisted Instruments. Four Corners manages the Senior Loan Component and, for its portfolio management services, Four Corners is entitled to a quarterly fee calculated at an annual rate of 0.60% for that portion of the Fund's Total Assets allocated to Four Corners.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

The Fund pays each Trustee who is not an officer or employee of First Trust or any of its affiliates ("Disinterested Trustees") an annual retainer of $10,000, which includes compensation for all board and committee meetings. Until December 31, 2005, additional fees of $1,000 and $500 were paid to Disinterested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees were shared by the funds in the First Trust fund complex that participated in the particular meeting and were not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings. Effective January 1, 2006, the Disinterested Trustees are no longer paid additional fees for special board meetings and non-regular committee meetings.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended May 31, 2006, were $171,300,299, and $172,835,804, respectively.

As of May 31, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $33,823,654 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,235,257.

                   5. REVOLVING CREDIT AND SECURITY AGREEMENT

On May 24, 2004, the Fund entered into a Revolving Credit and Security Agreement among the Fund, CRC Funding, LLC, as conduit lender, and Citigroup North America, Inc., as secondary lender, which provides for a revolving credit facility to be used as leverage for the Fund. The credit facility provides for a secured line of credit for the Fund, where Fund assets are pledged against advances made to the Fund. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33-1/3% of the Fund's total assets after borrowings). The total commitment under the Revolving Credit and Security Agreement is $95,000,000. For the year ended May 31, 2006, the average amount outstanding was $81,131,507. The high and low annual interest rates during the year ended May 31, 2006, were 3.04% and 4.98%, respectively, and the weighted average interest rate was 4.05%. The annual interest rate in effect at May 31, 2006 was 4.98%. The Fund also pays additional borrowing costs, which includes an administration fee of 0.02%, a program fee of 0.35% and a liquidity fee of 0.14% per year. Such expenses are included in "Interest and fees on outstanding loan payable" on the Statement of Operations.

                            6. CONCENTRATION OF RISK

The Fund intends to invest up to 100% of its Total Assets in the securities and instruments of Infrastructure Issuers. Given this industry concentration, the Fund will be more susceptible to adverse economic or regulatory occurrences affecting that industry than an investment company that is not concentrated in a single industry. Infrastructure Issuers, including utilities and companies involved in infrastructure projects, may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

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--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (the "Fund"), including the portfolio of investments, as of May 31, 2006, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the Fund's custodian, brokers and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of May 31, 2006, the results of its operations and its cash flows, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Chicago, Illinois
July 14, 2006

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                  MAY 31, 2006

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710 in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website located at http://www.sec.gov.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                  MAY 31, 2006

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Forms N-Q. The Fund's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

                               BY-LAW AMENDMENTS

On December 12, 2005 and again on June 12, 2006, the Board of Trustees approved certain changes to the By-Laws of the Fund which may have the effect of delaying or preventing a change in control of the Fund. To receive a copy of the revised By-Laws, investors may call the Fund at (800) 988-5891.

                         NYSE CERTIFICATION INFORMATION

In accordance with Section 303A-12 of the New York Stock Exchange ("NYSE") Listed Company Manual, the Fund's President has certified to the NYSE that, as of November 2, 2005, he was not aware of any violation by the Fund of NYSE corporate governance listing standards. In addition, the Fund's reports to the SEC on forms N-CSR, N-CSRS and N-Q contain certifications by the Fund's principal executive officer and principal financial officer that relate to the Fund's public disclosure in such reports and are required by the Rule 30a-2 under the 1940 Act.

                                TAX INFORMATION

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended November 30, 2005, 8.42% qualify for the corporate dividends received deduction available to corporate shareholders.

The Fund hereby designates as qualified dividend income distributions 91.83% of the ordinary income (including short-term capital gain), for the year ended November 30, 2005.

If the Fund meets the requirements of Section 853 of the Code, the Fund may elect to pass through to its shareholders credits for foreign taxes paid. The total amount of income received by the Fund from sources within foreign countries and possessions of the United States is $1.00 (representing a total of $9,021,891). The total amount of taxes paid to such countries is $0.08 per share (representing a total of $715,409).

For the year ended November 30, 2005, the amount of long-term capital gains designated by the Fund was $2,824,081, which is taxable at a maximum federal rate of 15%. This designated amount may include distributions that are to be paid during the fiscal year ended November 30, 2006.

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY CONTRACTS

The Trustees unanimously approved the continuation of the Investment Management Agreement (the "AGREEMENT") between First Trust Advisors L.P. ("FIRST TRUST") and Macquarie/First Trust Global Infrastructure/Utilities Dividend and Income Fund (the "FUND") at a meeting held on March 13, 2006. The Board of Trustees determined that the Agreement is in the best interests of the Fund and that the compensation arrangement set forth in the Agreement is fair and reasonable in light of the nature, extent and quality of the services provided by First Trust and such other matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment.

To reach this determination, the Trustees considered their duties under the Investment Company Act of 1940, as amended (the "1940 ACT") as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Trustees in voting on such agreements. The Independent Trustees received advice from independent legal counsel. The Trustees also applied their business judgment to determine whether the arrangement between the Fund and First Trust was a reasonable business arrangement from

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                  MAY 31, 2006

the Fund's perspective as well as from the perspective of its shareholders. In reviewing such arrangement, the Board of Trustees considered factors such as the nature, quality and extent of services provided by First Trust under the Agreement and the fairness of the fee charged, whether the fee level reflects any economies of scale, and any profitability realized by First Trust under the Agreement.

The Trustees considered the nature, quality and extent of services provided by First Trust, including the overall administration of the Fund and First Trust's oversight of Four Corners Capital Management, LLC ("FOUR CORNERS") and Macquarie Fund Adviser, LLC ("MFA"), the Fund's sub-advisers. The Board considered the experience and skills of the personnel primarily responsible for providing services to the Fund and noted the compliance program that had been developed by First Trust. In light of these considerations and their overall familiarity with First Trust, the Trustees concluded that the nature, quality and extent of services provided by First Trust to the Fund have been and are expected to remain satisfactory.

The Trustees reviewed data prepared by Lipper Inc. ("LIPPER"), an independent source, showing the management fees and expense ratios of the Fund compared to those of a peer group that included six other closed-end income and preferred stock funds using preferred stock leverage or debt leverage. The Trustees also considered the Fund's management fees and expense ratios as compared to a second peer group of ten other closed-end funds, including eight funds currently using preferred stock leverage or debt leverage, as selected by First Trust using data compiled by Lipper. The Trustees noted that the Fund's management fees and expense ratios were in the fifth quintile of the Lipper peer group and the First Trust-selected peer group. The Trustees noted that in light of the complex investment strategy, which includes analysis of international securities and currencies, the Fund's management fees were within an acceptable range of the peer group and consistent with reasonable expectations in light of the nature, quality and extent of services provided by First Trust and the sub-advisers. The Trustees also considered the Fund's performance for the one year and since-inception periods ended December 31, 2005 as compared to that of a relevant benchmark index and the other closed-end funds in the peer group and performance universe selected by Lipper and the peer group and performance universe selected by First Trust. The Board noted the strong performance of the Fund over both periods reviewed versus the performance universes. In addition, the Trustees considered the market price and net asset value performance of the Fund since inception, and compared the Fund's premium/discount to the average and median premium/discount of each peer group, noting that the Fund's premium/discount was indicative of the asset class. The Trustees concluded that the Fund's performance was reasonable. On the basis of the information provided, the Trustees concluded that the Fund's management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by First Trust.

The Trustees noted that First Trust has continued to invest in personnel and infrastructure but had not identified any economies of scale realized by the Fund and had indicated that, because the Fund is a closed-end fund that is not issuing more shares other than pursuant to its dividend reinvestment plan, First Trust believed that any discussion of economies of scale was not meaningful. The Trustees concluded that the management fee reflects an appropriate level of sharing of any economies of scale. The Trustees also considered the costs of the services provided and profits realized by First Trust from its relationship with the Fund for the twelve months ended December 31, 2005, as set forth in the materials provided to the Board. The Trustees noted the inherent limitations in the profitability analysis, and concluded that First Trust's profitability appeared to be not unreasonable in light of the services provided to the Fund. In addition, the Trustees considered and discussed any ancillary benefits derived by First Trust from its relationship with the Fund and noted that First Trust receives no brokerage or soft dollars from the Fund and therefore the typical fall out benefits are not present. The Trustees concluded that any other fall out benefits received by First Trust or its affiliates would appear to be attenuated. Based on all of the factors considered, the Trustees concluded that it was in the best interests of the Fund to approve the continuation of the Agreement, including the fees to be charged for the services thereunder. No single factor was determinative in the Board's analysis.

At the March 13, 2006 meeting, the Trustees also approved the continuation of the Investment Sub-Advisory Agreement (the "FOUR CORNERS SUB-ADVISORY AGREEMENT") among the Fund, First Trust and Four Corners, after considering the factors discussed above, as well as the following information. The Trustees considered the nature, quality and extent of services provided by Four Corners under the Four Corners Sub-Advisory Agreement. They received a presentation from representatives of Four Corners. They concluded that Four Corners had managed its portion of the Fund consistent with its investment objectives and policies. The Trustees also considered information provided by Four Corners as to the fees it charges to other clients, which generally were similar to those it receives under the Four Corners Sub-Advisory Agreement. The Board also noted that Lipper had not provided any data on fees paid to sub-advisers of similar funds. The Trustees considered that Four Corners' investment services expenses are primarily fixed, and that Four Corners had added personnel in the past year to improve the quality and consistency of service and anticipated continued investments in personnel and systems. The Trustees considered the sub-advisory fee rate and how it related to the overall management fee structure of the Fund. The Trustees considered that the sub-advisory fee rate was negotiated at arm's length between First Trust and Four Corners, an unaffiliated

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                  MAY 31, 2006

third party. Based on the information provided, the Trustees concluded that the sub-advisory fees for Four Corners were reasonable. The Trustees also considered data provided by Four Corners as to the profitability of the Four Corners Sub-Advisory Agreement to Four Corners, noting that the method used to allocate expenses was not a typical practice of Four Corners'. The Trustees noted the inherent limitations in this profitability analysis and concluded that the profitability analysis for First Trust was more relevant, although the profitability of the Four Corners Sub-Advisory Agreement appeared to be not unreasonable in light of the services provided to the Fund. The Trustees noted that Four Corners does not maintain any soft-dollar arrangements and that Four Corners indicated that it does not receive any material fall out benefits from its relationship to the Fund. Based on all of the factors considered, the Trustees concluded that it was in the best interests of the Fund to approve the continuation of the Four Corners Sub-Advisory Agreement, including the fees to be charged for the services thereunder. No single factor was determinative in the Board's analysis.

At the March 13, 2006 meeting, the Trustees also approved the continuation of the Investment Sub-Advisory Agreement (the "MFA SUB-ADVISORY AGREEMENT") among the Fund, First Trust and MFA, after considering the factors discussed above, as well as the following information. The Trustees considered the nature, quality and extent of services provided by MFA under the MFA Sub-Advisory Agreement. They received a presentation from representatives of MFA. They concluded that MFA had managed its portion of the Fund consistent with its investment objectives and policies. The Trustees also considered information provided by MFA as to the fee it charges to the other fund it manages, which is higher than the fee it receives under the MFA Sub-Advisory Agreement, although MFA serves as investment adviser, rather than sub adviser, for this other fund. The Board also noted that Lipper had not provided any data on fees paid to sub-advisers of similar funds. The Trustees considered that MFA's investment services expenses are primarily fixed, but that MFA expects its costs will increase over the next year due to the Fund's new investments in master limited partnerships. The Trustees considered the sub-advisory fee rate and how it related to the overall management fee structure of the Fund. The Trustees considered that the sub-advisory fee rate was negotiated at arm's length between First Trust and MFA, an unaffiliated third party. Based on the information provided, the Trustees concluded that the sub-advisory fees for MFA were reasonable. The Trustees also considered data provided by MFA as to the profitability of the MFA Sub-Advisory Agreement to MFA, noting that the method used to allocate expenses was not a typical practice of MFA's. The Trustees noted the inherent limitations in this profitability analysis and concluded that the profitability analysis for First Trust was more relevant, although the profitability of the MFA Sub-Advisory Agreement appeared to be not unreasonable in light of the services provided to the Fund. The Trustees noted that MFA does not maintain any soft-dollar arrangements and that MFA indicated that it does not receive any material fall out benefits from its relationship to the Fund. Based on all of the factors considered, the Trustees concluded that it was in the best interests of the Fund to approve the continuation of the MFA Sub-Advisory Agreement, including the fees to be charged for the services thereunder. No single factor was determinative in the Board's analysis.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                  MAY 31, 2006

Information pertaining to the Trustees and officers* of the Fund is set forth below.

                                                                                             NUMBER OF              OTHER
                                                                                            PORTFOLIOS          TRUSTEESHIPS/
  NAME, D.O.B., ADDRESS AND       TERM OF OFFICE AND        PRINCIPAL OCCUPATION(S)       IN FUND COMPLEX       DIRECTORSHIPS
  POSITION(S) WITH THE FUND      LENGTH OF TIME SERVED        DURING PAST 5 YEARS       OVERSEEN BY TRUSTEE    HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
                                                 DISINTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee     o   One year term         Physician; President,        29 portfolios                None
D.O.B. 04/51                     o   2 years served        Wheaton Orthopedics;
c/o First Trust Advisors L.P.                              Co-owner and Co-
1001 Warrenville Road                                      Director, Sports Med
Suite 300                                                  Center for Fitness;
Lisle, IL 60532                                            Limited Partner,
                                                           Gundersen Real Estate
                                                           Partnership

Thomas R. Kadlec, Trustee        o   One year term         Vice President and Chief     29 portfolios                None
D.O.B. 11/57                     o   2 years served        Financial Officer (1990
c/o First Trust Advisors L.P.                              to present); ADM
1001 Warrenville Road                                      Investor Services, Inc.
Suite 300                                                  (Futures Commission
Lisle, IL 60532                                            Merchant); Registered
                                                           Representative (2000 to
                                                           present), Segerdahl &
                                                           Company, Inc., an
                                                           NASD member (Broker-
                                                           Dealer); President,
                                                           ADM Derivatives, Inc.
                                                           (May 2005 to present)

Robert F. Keith+                 o   One year term         President, Hibs              17 portfolios                None
D.O.B. 11/56                     o   1 month served        Enterprises Financial
c/o First Trust Advisors L.P.                              and Management
1001 Warrenville Road,                                     Consulting (2003 to
Suite 300                                                  Present); Aramark
Lisle, IL 60532                                            Service Master
                                                           Management (2001 to
                                                           2003); President and
                                                           Chief Operating Officer,
                                                           Service Master
                                                           Management Services
                                                           (1998 to 2003)

Niel B. Nielson, Trustee         o   One year term         President, Covenant          29 portfolios          Director of Good
D.O.B. 03/54                     o   2 years served        College (June 2002 to                               News Publishers-
c/o First Trust Advisors L.P.                              present); Pastor, College                           Crossway Books;
1001 Warrenville Road                                      Church in Wheaton                                   Covenant
Suite 300                                                  (1997 to June 2002)                                 Transport, Inc.
Lisle, IL 60532

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                  MAY 31, 2006

                                                                                             NUMBER OF              OTHER
                                                                                            PORTFOLIOS          TRUSTEESHIPS/
  NAME, D.O.B., ADDRESS AND       TERM OF OFFICE AND        PRINCIPAL OCCUPATION(S)       IN FUND COMPLEX       DIRECTORSHIPS
  POSITION(S) WITH THE FUND      LENGTH OF TIME SERVED        DURING PAST 5 YEARS       OVERSEEN BY TRUSTEE    HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
                                                   INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
James A. Bowen, Trustee,         o   One year Trustee      President, First Trust       29 portfolios             Trustee of
President, Chairman of the           term and indefinite   Advisors L.P. and First                                 Wheaton
Board and CEO                        officer term          Trust Portfolios L.P.;                                  College
D.O.B. 09/55                     o   2 years served        Chairman of the Board,
1001 Warrenville Road                                      BondWave LLC
Suite 300                                                  (software development
Lisle, IL 60532                                            company/Broker-Dealer)
                                                           and Stonebridge
                                                           Advisors LLC

-------------------------------------------------------------------------------------------------------------------------------
                                             OFFICERS WHO ARE NOT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

Mark R. Bradley, Treasurer,      o   Indefinite term       Chief Financial Officer,             N/A                  N/A
Controller, Chief Financial      o   2 years served        Managing Director,
Officer, Chief Accounting                                  First Trust Advisors L.P.
Officer                                                    and First Trust
D.O.B. 11/57                                               Portfolios L.P.; Chief
1001 Warrenville Road                                      Financial Officer,
Suite 300                                                  BondWave LLC and
Lisle, IL 60532                                            Stonebridge Advisors
                                                           LLC

Susan M. Brix                    o   Indefinite term       Representative, First                N/A                  N/A
Assistant Vice President         o   2 years served        Trust Portfolios L.P.;
D.O.B. 01/60                                               Assistant Portfolio
1001 Warrenville Road                                      Manager, First Trust
Suite 300                                                  Advisors L.P.
Lisle, IL 60532


Robert F. Carey, Vice            o   Indefinite term       Senior Vice President,               N/A                  N/A
President                        o   2 years served        First Trust Advisors L.P.
D.O.B. 07/63                                               and First Trust
1001 Warrenville Road                                      Portfolios L.P
Suite 300
Lisle, IL 60532

James M. Dykas                   o   Indefinite term       Vice President, First                N/A                  N/A
Assistant Treasurer              o   6 months served       Trust Advisors L.P. and
D.O.B. 01/66                                               First Trust Portfolios
1001 Warrenville Road                                      L.P. (January 2005 to
Suite 300                                                  present); Executive
Lisle, IL 60532                                            Director, Van Kampen
                                                           Asset Management and
                                                           Morgan Stanley
                                                           Investment Management
                                                           (1999-2005)

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                  MAY 31, 2006

                                                                                             NUMBER OF              OTHER
                                                                                            PORTFOLIOS          TRUSTEESHIPS/
  NAME, D.O.B., ADDRESS AND       TERM OF OFFICE AND        PRINCIPAL OCCUPATION(S)       IN FUND COMPLEX       DIRECTORSHIPS
  POSITION(S) WITH THE FUND      LENGTH OF TIME SERVED        DURING PAST 5 YEARS       OVERSEEN BY TRUSTEE    HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
                                       OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
W. Scott Jardine, Secretary      o   Indefinite term       General Counsel,                     N/A                  N/A
and Chief Compliance             o   2 years served        First Trust Advisors L.P.
Officer                                                    and First Trust
D.O.B. 05/60                                               Portfolios L.P.;
1001 Warrenville Road                                      Secretary, BondWave
Suite 300                                                  LLC and Stonebridge
Lisle, IL 60532                                            Advisors LLC

Daniel J. Lindquist              o   Indefinite term       Senior Vice President,               N/A                  N/A
Vice President                   o   6 months served       First Trust Advisors L.P.
D.O.B. 02/70                                               and First Trust Portfolios
1001 Warrenville Road                                      L.P. (April 2004 to
Suite 300                                                  present); Chief Operating
Lisle, IL 60532                                            Officer, Mina Capital
                                                           Management, LLC
                                                           (January 2004-April
                                                           2004); Chief Operating
                                                           Officer, Samaritan Asset
                                                           Management Services,
                                                           Inc. (April 2000-January
                                                           2004)

Kristi A. Maher                  o   Indefinite term       Assistant General                    N/A                  N/A
Assistant Secretary              o   2 years served        Counsel, First Trust
D.O.B. 12/66                                               Advisors L.P. and First
1001 Warrenville Road                                      Trust Portfolios L.P.
Suite 300                                                  (March 2004 to present);
Lisle, IL 60532                                            Associate, Chapman and
                                                           Cutler LLP (1995-2004)

Roger F. Testin                  o   Indefinite term       Senior Vice President,               N/A                  N/A
Vice President                   o   2 years served        First Trust Advisors L.P.
D.O.B. 06/66                                               and First Trust
1001 Warrenville Road                                      Portfolios L.P. (August
Suite 300                                                  2001 to present);
Lisle, IL 60532                                            Analyst, Dolan Capital
                                                           Management (1998-
                                                           2001)

_________________

* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.
+ Effective June 12, 2006, the Board of Trustees of the Fund unanimously appointed Robert F. Keith to the Board of Trustees and as a member of the Fund's Audit Committee, Valuation Committee and Nomination and Governance Committee.

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

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

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

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Thomas R. Kadlec is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES (REGISTRANT) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $37,000 for the fiscal year ending May 31, 2005 and $40,000 for the fiscal year ending May 31, 2006.

     (b) AUDIT-RELATED FEES (REGISTRANT) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $8,000 for the fiscal year ending May 31, 2005 and $16,675 for the fiscal year ending May 31, 2006. These fees were for agreed upon procedures relating to coverage requirements.

         AUDIT-RELATED FEES (INVESTMENT ADVISOR) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $20,000 for the fiscal year ending May 31, 2005 and $6,500 for the fiscal year ending May 31, 2006. These fees were for agreed upon procedures relating to coverage requirements.

     (c) TAX FEES (REGISTRANT) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,000 for the fiscal year ending May 31, 2005 and $4,200 for the fiscal year ending May 31, 2006. These fees were for tax return preparation.

         TAX FEES (INVESTMENT ADVISOR) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,000 for the fiscal year ending May 31, 2005 and $6,175 for the fiscal year ending May 31, 2006. These fees were for tax return preparation.

     (d) ALL OTHER FEES (REGISTRANT) -- The aggregate fees billed in each of the last two fiscal years ending May 31, 2005 and May 31, 2006 for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $5,867, respectively. These fees were for services related to compliance program evaluation.

         ALL OTHER FEES (INVESTMENT ADVISER) The aggregate fees billed in each of the last two fiscal years ending May 31, 2005 and May 31, 2006 for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through
         (c) of this Item were $35,450 and $77,927, respectively. These fees were for services related to compliance program evaluation.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy adopted December 12, 2005, the Audit Committee (the
"COMMITTEE") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

         The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the Registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the DE MINIMIS exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to the DE MINIMIS exception, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant's investment adviser of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 0%

                           (c) 0%

                           (d) 0%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal year ending May 31, 2005 and May 31, 2006 were $12,000 and $26,472, respectively for the Registrant and $61,450 and $90,602, respectively for the Registrant's investment adviser.

     (h) Not applicable. The audit committee pre-approved all non-audit services rendered to the Registrant's investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated audit committee consisting of all the independent directors of the registrant. The members of the audit committee are: Thomas R. Kadlec, Niel B. Nielson, Richard E. Erickson and Robert F. Keith.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                           FIRST TRUST ADVISORS, L.P.
  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                             PROXY VOTING GUIDELINES

         First Trust Advisors, L.P. ("FIRST TRUST") serves as investment adviser providing discretionary investment advisory services for Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (the "FUND"). Macquarie Infrastructure Fund Adviser, LLC ("MIFA") serves as sub-adviser for the portion of the Fund's investment portfolio invested, or to be invested, in equity securities as well as other securities and instruments issued by U.S. and non-U.S. issuers that manage, own and/or operate infrastructure and utility assets in a select group of countries (the "CORE COMPONENT"). Four Corners Capital Management, LLC serves as sub-adviser for the portion of the Fund's investment portfolio invested, or to be invested, in U.S. dollar denominated senior secured floating-rate loans issued by U.S. and non-U.S. issuers that manage, own and/or operate infrastructure and utility assets (the "SENIOR LOAN COMPONENT"). As part of these services, First Trust has full responsibility for proxy voting and related duties with respect to the Senior Loan Component, and MIFA has full responsibility for proxy voting and related duties with respect to the Senior Loan Component. In fulfilling these duties, First Trust and the Fund have adopted the following policies and procedures:

1. It is First Trust's policy to seek to ensure that proxies for securities held by the Fund are voted consistently and solely in the best economic interests of the Fund.

2. First Trust shall be responsible for the oversight of the Fund's proxy voting process and shall assign a senior member of its staff to be responsible for this oversight.

3. First Trust has engaged the services of Institutional Shareholder Services, Inc. ("ISS") to make recommendations to First Trust on the voting of proxies related to securities held by the Fund. ISS provides voting recommendations based on established guidelines and practices. First Trust has adopted these ISS Proxy Voting Guidelines.

4. With respect to proxies received for the Core Component, First Trust shall review the ISS recommendations and forward such recommendations to MIFA for review. First Trust generally will vote the proxies in accordance with ISS recommendations. MIFA may request that First Trust not vote in accordance with the ISS guidelines and First Trust may review and follow such request, unless First Trust determines that it is unable to follow such request. With respect to proxies received for the Senior Loan Component, First Trust shall review the ISS recommendations and generally will vote the proxies in accordance with ISS recommendations. Not withstanding the foregoing, First Trust may not vote in accordance with ISS recommendations if First Trust believes that the specific ISS recommendation is not in the best interests of the Fund.


5. If First Trust manages the assets or pension fund of a company and any of First Trust's clients hold any securities in that company, the First Trust will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest. In addition, if First Trust has actual knowledge of any other type of material conflict of interest between itself and the Fund with respect to the voting of a proxy, First Trust shall vote the applicable proxy in accordance with the ISS recommendations to avoid such conflict of interest.

6. If the Fund requests First Trust to follow specific voting guidelines or additional guidelines, First Trust shall review the request and follow such guidelines, unless First Trust determines that it is unable to follow such guidelines. In such case, First Trust shall inform the Fund that it is not able to follow the Fund's request.

7. First Trust may have clients in addition to the Fund which have provided First Trust with discretionary authority to vote proxies on their behalf. In such cases, First Trust shall follow the same policies and procedures.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Macquarie Fund Adviser, LLC ("MFA") and Four Corners Capital Management, LLC ("Four Corners") serve as the registrant's sub-advisers. MFA manages the Core Component of the Registrant, while Four Corners manages the Senior Loan Component of the Registrant.

FOUR CORNERS CAPITAL MANAGEMENT, LLC:

 (A)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

         Four Corners manages multiple portfolios comprised principally of U.S. dollar denominated, floating-rate, senior secured, commercial and industrial loans and notes and other debt instruments and may manage portfolios of high yield bonds. Michael P. McAdams, Chief Executive Officer and Robert I. Bernstein, Chief Investment Officer, are co-portfolio managers. Mr. McAdams' involvement in the investment process primarily relates to oversight and strategic direction and he shares investment decision-making authority, while Mr. Bernstein has primary responsibility for the day-to-day investment decisions. The co-portfolio managers are supported in their portfolio management activities by the Four Corners investment staff. Four Corners' investment analysts are assigned loans within specific industries and report to the Chief Investment Officer. Robert I. Bernstein has been a Managing Director and Chief Investment Officer of Four Corners since 11/2001 through the present. Michael P. McAdams has been the Managing Director, President and Chief Executive Officer of Four Corners since 9/2001 through the present. Mr. McAdams was a President and Managing Director of ING Capital Advisors, LLC from 11/95-9/2001.

(A)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

         OTHER  ACCOUNTS MANAGED  BY  PORTFOLIO  MANAGER(S)  OR  MANAGEMENT TEAM
         MEMBER

------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total                                         Total Assets
                                                                                                    # of Accounts         that
                                                                        # of       Total Assets     Managed that      Advisory Fee
 Name of Portfolio Manager                                            Accounts                   Advisory Fee Based     Based on
       or Team Member                   Type of Accounts               Managed     ($ millions)    on Performance      Performance

------------------------------------------------------------------------------------------------------------------------------------
1.  Robert I. Bernstein       Registered Investment Companies*:           3         $ 1,008.2             0                $0
    -------------------                                                   -                               -                 -
------------------------------------------------------------------------------------------------------------------------------------
                              Other Pooled Investment Vehicles:           5          $ 886.1              4             $ 880.9 M
                                                                          -                               -
------------------------------------------------------------------------------------------------------------------------------------
                              Other Accounts:                             4         $ 1,530.3             1             $ 714.9 M
                                                                          -                               -
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
2.  Michael P. McAdams        Registered Investment Companies*:           3         $ 1,008.2             0                $0
    ------------------                                                    -                               -                 -
------------------------------------------------------------------------------------------------------------------------------------


                              Other Pooled Investment Vehicles:           5          $ 886.1              4             $ 880.9 M
                                                                          -                               -
------------------------------------------------------------------------------------------------------------------------------------
                              Other Accounts:                             4         $ 1,530.3             1             $ 714.9 M
                                                                          -                               -
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

         * Information Provided as of May 31, 2006.

POTENTIAL CONFLICTS OF INTERESTS

         In general, Four Corners seeks to allocate the purchase and sale of corporate loans to clients in a fair and equitable manner to quickly and prudently create a well-constructed, fully invested portfolio of corporate loans. Since Four Corners' clients have varying investment restrictions, and because of the constraining mechanics of the corporate loan market, allocation of trades through methods such as pro-rata allocation are not feasible.
Therefore, the allocation of corporate loan purchases and sales to various accounts is generally based on factors such as the client's investment restrictions and objectives, including expected liquidity and/or third party credit ratings, the client's acceptance or rejection of prospective investments, if applicable, and the relative percentage of invested assets of a client's portfolio, among others. Assets may be disproportionately allocated to accounts during their initial investment (ramp up) period, notwithstanding that other accounts may also have assets available for investment. Such disproportionate allocation to accounts during the ramp-up process may have a detrimental effect on other accounts. Subject to the foregoing, whenever Four Corners' clients have available funds for investment, investments suitable and appropriate for each will be allocated in a manner Four Corners believes to be equitable to each, although such allocation may result in a delay in one or more client accounts being fully invested that would not occur if an allocation to other client accounts were not made. Moreover, it is possible that due to differing investment objectives or for other reasons, Four Corners and its affiliates may purchase securities or loans of an issuer for one client and at approximately the same time recommend selling or sell the same or similar types of securities or loans for another client. For these and other reasons, not all portfolios will participate in the gains or losses experienced by other portfolios with similar investment objectives.

(A)(3)   COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM
MEMBERS

         The portfolio managers' compensation is determined by the profitability of Four Corners Capital Management as a firm without regard to the performance of any one particular fund. The portfolio managers have limited incentive to take undue risks when performance is lagging because of the indirect connection between better fund performance and personal compensation. Compensation is typically comprised of a base salary and bonus.

(A)(4)   DISCLOSURE OF SECURITIES OWNERSHIP

      Name of Portfolio Manager     Dollar ($) Range of Fund Shares Beneficially
                or                                  Owned
           Team Member

      Michael P. McAdams                             $0

      Robert I. Bernstein                            $0
     Information Provided as of May 31, 2006.

MACQUARIE FUND ADVISER, LLC

 (A)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

         Jon Fitch and Nigel Trewartha are co-portfolio managers responsible for the day-to-day management of the Registrant. Jon Fitch has been the Chief Executive Officer for Macquarie Fund Adviser, LLC since January 2004. From 2001 until January 2004, Mr. Fitch was a Research Analyst for Macquarie Bank covering the infrastructure sector in Australia and Asia. Nigel Trewartha has been the Chief Investment Officer for Macquarie Fund Adviser, LLC since January 2004. From 2001 until January 2004, Mr. Trewartha worked in the Corporate Finance Division at Macquarie Bank.

         With respect to the Registrant, Mr. Fitch and Mr. Trewartha are jointly responsible for directing the portfolio management activities of the funds managed by Macquarie Fund Adviser, LLC. Mr. Fitch has overall responsibility for the business, operational and investment activities of Macquarie Fund Adviser, LLC.

 (A)(2)  OTHER ACCOUNTS MANAGED BY  PORTFOLIO  MANAGER(S)  OR  MANAGEMENT   TEAM
         MEMBER AND POTENTIAL CONFLICTS OF INTEREST

         OTHER  ACCOUNTS MANAGED BY PORTFOLIO  MANAGER(S)  OR  MANAGEMENT   TEAM
         MEMBER


                                                                   Total                                         Total Assets
                                                                                               # of Accounts         that
                                                                   # of                        Managed that      Advisory Fee
  Name of Portfolio Manager or                                   Accounts                   Advisory Fee Based     Based on
           Team Member                  Type of Accounts          Managed     Total Assets    on Performance      Performance
           -----------                  ----------------          -------     ------------    --------------      -----------
1.  Jon Fitch                      Registered Investment             1           $580m               0                 0
                                   Companies:                                   (approx)

                                   Other Pooled Investment           1            $75m               1           $75m
                                   Vehicles:                                    (approx)                        (approx)

                                   Other Accounts:                   0             $0                0                $0

2.  Nigel Trewartha                Registered Investment             1           $580m               0                 0
                                   Companies:                                   (approx)

                                   Other Pooled Investment           1            $75m               1           $75m (approx)
                                   Vehicles:                                    (approx)

                                   Other Accounts:                   0             $0                0                $0

         Information provided as of May 31, 2006.

POTENTIAL CONFLICTS OF INTERESTS

         MFA has policies and procedures in place that govern the manner in which allocations of trades will be handled should MFA effect purchases or sales of the same security for different clients. These procedures address circumstances in which separate purchase or sale orders for the same security are placed for two or more clients, and additionally when purchase or sale orders for the same security are aggregated. MFA policies detail specific conditions that must be met when aggregating purchase or sale orders for the same security for two or more clients. The Portfolio Manager is responsible for allocating investment opportunities and aggregating orders consistently with the procedures and monthly review by the CCO of MFA is required.

 (A)(3)  COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM
MEMBERS

         Compensation consists of a base salary amount plus discretionary profit share. The base salary is fixed a year in advance, while the discretionary profit share varies according to the performance of the individual, the division and Macquarie Bank. Discretionary profit share is allocated annually. Compensation is not directly based on the pre or post tax performance of the Fund over a certain period. However, performance of the Fund may be one factor taken into account in determining compensation. Compensation is not directly based on the value of assets held in the Fund's portfolio. However, the value of assets may be one factor taken into account in determining compensation.

 (A)(4)  DISCLOSURE OF SECURITIES OWNERSHIP

  Name of Portfolio Manager         Dollar ($) Range of Fund Shares Beneficially
           or                                            Owned
      Team Member

      Jon Fitch                                           $0

      Nigel Trewartha                                     $0


         (B) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item. A copy of the Nominating and Governance Committee Charter is available on the Registrant's website at www.ftportfolios.com.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              July 27, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              JULY 27, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              JULY 27, 2006
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.